TAXES ON INCOME (Significant Components of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
TAXES ON INCOME [Abstract]
Carryforward tax losses	$ 14,205	$ 14,563
Research and development credit	396	513
Accrued social benefits and other	791	767
Deferred tax assets, gross	15,392	15,843
Less - valuation allowance	$ (15,392)	$ (15,843)
Net deferred tax assets